Share-based payments - Additional Information (Detail) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 CHF (SFr) shares SFr / shares	Dec. 31, 2022 CHF (SFr) shares SFr / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award options outstanding | shares	126,032	126,032	185,908
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award options outstanding | shares	126,032	126,032	185,908	171,627
Weighted average fair value per share option granted		SFr 1.04	SFr 8
Number of share options granted | shares	320,000	320,000
Weighted average share price | $ / shares	$ 2
Number of share options forfeited in share-based payment arrangement | shares		75,189	8,469
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Personnel Expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | SFr		SFr 814	SFr 2,186
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted		SFr 9.2	SFr 24
Exercise price of share options granted		SFr 9.2	SFr 24
Expected volatility share options granted		69.00%	80.00%
Risk free interest rate share options granted		1.23%	1.00%
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted		SFr 1.87	SFr 10.8
Exercise price of share options granted		SFr 2	SFr 10.8
Expected volatility share options granted		66.00%	71.00%
Risk free interest rate share options granted		1.06%	0.00%